Risk management - Additional Information (Detail) $ in Millions	Sep. 30, 2020 CAD ($) $ / Mcf bbl / d $ / bbl	Dec. 31, 2019 CAD ($)
Disclosure of risk management strategy [line items]
Senior notes	$ 47	$ 59
Crude Oil Contract [Member] | January - March 2021
Disclosure of risk management strategy [line items]
Financial instruments, notional volume | bbl / d	542
Financial instruments, benchmark pricing per unit | $ / bbl	55.54
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | $ / Mcf	0.50
Pre-tax unrealized risk management, change in price, amount	$ 2
Senior notes [member]
Disclosure of risk management strategy [line items]
Senior notes	$ 63	$ 62